INCOME TAXES (Schedule of Reconciliation of Provision (Benefit) for Income Taxes) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Amount
Tax at U.S. statutory rate	$ (2,424,220)	$ (2,049,058)
State taxes, net of federal benefit	(258,310)	(217,838)
Other	494,801	209,348
Change in valuation allowance	2,187,729	2,057,548
Total income tax expense (benefit)
Percentage
Tax at U.S. statutory rate	(34.00%)	(34.00%)
State taxes, net of federal benefit	(3.62%)	(3.61%)
Other	7.81%	3.50%
Change in valuation allowance	29.81%	34.11%
Total effective income tax rate	0.00%	0.00%